Basis of Presentation - IFRS 16 Leases (Details) - EUR (€) € in Thousands	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases
Non-cancellable operating lease commitments		€ 400,579	€ 262,343	€ 350,931
Real Estate and land | Minimum
Leases
Lease term	10 years
Real Estate and land | Maximum
Leases
Lease term	15 years
Donor centers | Minimum
Leases
Lease term	13 years
Donor centers | Maximum
Leases
Lease term	15 years
PC's and hardware | Minimum
Leases
Lease term	3 years
PC's and hardware | Maximum
Leases
Lease term	5 years
Machinery | Minimum
Leases
Lease term	4 years
Machinery | Maximum
Leases
Lease term	5 years
Vehicles | Minimum
Leases
Lease term	3 years
Vehicles | Maximum
Leases
Lease term	5 years
Forecast | Adoption of IFRS 16
Leases
Non-cancellable operating lease commitments	€ 400,579
Minimum lease payments payable under noncancellable short-term leases	4,822
Right-of-use assets	648,345
Adjustments for prepayments, dismantling costs and accrued lease payments	16,898
Lease liabilities	664,948
Decrease in net assets on classification of portion of lease liabilities as current	16,603
Decrease in net current assets on classification of portion of lease liabilities as current	43,318
Decrease in net profit before tax	15,500
Increase in EBITDA	60,281
Increase in cash flows from operating activities	60,281
Decrease in cash flows from financing activities	€ 60,821
Forecast | Adoption of IFRS 16 | Minimum
Leases
Incremental interest rate applied to lease liabilities recognised at date of initial application of IFRS 16	2.07%
Forecast | Adoption of IFRS 16 | Maximum
Leases
Incremental interest rate applied to lease liabilities recognised at date of initial application of IFRS 16	8.18%